SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“US GAAP”) and are expressed in United States dollars, unless otherwise noted. All adjustments considered necessary for a fair presentation of financial position, results of operations and cash flows as at December 31, 2017 have been included.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant areas requiring the use of management estimates relate to fair value of financial instruments, deferred income tax assets and liabilities and stock based compensation.

Cash and cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. The Company had no cash equivalents as of December 31, 2017 (2016 and 2015 - $Nil).

Foreign currency translations

The Company’s functional currency is the U.S. dollar. Transactions in other currencies are recorded in U.S. dollars at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into U.S. dollars at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the statements of operations and comprehensive loss.

Income taxes

Income taxes are accounted for under the liability method of accounting for income taxes. Under the liability method, deferred tax liabilities and assets are recognized for the estimated future tax consequences attributable to differences between the amounts reported in the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply when the asset is realized or the liability is settled. The effect of a change in income tax rates on deferred tax liabilities and assets is recognized in income in the period in which the change occurs. Deferred tax assets are recognized to the extent that they are considered more likely than not to be realized.

Per FASB ASC 740 “Income taxes” under the liability method, it is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. At December 31, 2017, the Company believes it has appropriately accounted for any unrecognized tax benefits. To the extent the Company prevails in matters for which a liability for an unrecognized benefit is established or is required to pay amounts in excess of the liability, the Company’s effective tax rate in a given financial statement period may be affected. Interest and penalties associated with the Company’s tax positions are recorded as Interest Expense.

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) under the provisions of ASC Topic 220-10, Comprehensive Income - Overall, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statements of Operations and Comprehensive Loss.

Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, due to related parties and accounts payable and accrued liabilities approximates their fair value because of the short-term nature of these instruments. The fair value of long term notes receivable is estimated using discounted cash flow model (refer to Note 3).

The Company is exposed to interest rates risk on its cash and cash equivalents. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

The Company is exposed to foreign currency risk on fluctuations related to the note receivable which is denominated in Canadian dollars.

Fair value of financial instruments

Fair Value of Financial Instruments – the Company adopted SFAS ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

⋅	Level one – Quoted market prices in active markets for identical assets or liabilities;

⋅	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

⋅	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the years ended December 31, 2017 and 2016, the Company's financial instruments include cash and cash equivalents, accounts payable, and amounts due to related parties. The carrying values of these financial instruments approximate their fair values due to their relatively short periods to maturity; and the fair value of notes receivable are recognized in the balance sheets as level three per the fair value hierarchy.

Earning (Loss) per share

Basic loss per share is computed on the basis of the weighted average number of common shares outstanding during each period.

Diluted loss per share is computed on the basis of the weighted average number of common shares and dilutive securities outstanding.

Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

 Recently Adopted Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. The ASU provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements (or within one year after the date on which the financial statements are available to be issued, when applicable). Further, an entity must provide certain disclosures if there is "substantial doubt about the entity's ability to continue as a going concern." The ASU is effective for annual periods ending after December 15, 2016, and interim periods thereafter and early adoption is permitted. The Company has adopted the methodologies prescribed by this ASU by the date required and there is no material impact on the Company’s financial statements.

On March 30, 2016, the FASB issued ASU 2016-09, Improvements to Employee ShareBased Payment Accounting, which amends ASC Topic 718, Compensation – Stock Compensation. The ASU simplifies several aspects of the accounting for employee share-based payment transactions. ASU 2016-09 is effective for public business entities for annual reporting periods beginning after December 15, 2016, and interim periods within that reporting period. Early adoption will be permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption. The Company has adopted the methodologies prescribed by this ASU by the date required and there is no material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for public business entities for fiscal years beginning after 15 December 2017, and interim periods within those years. For all other entities, it is effective for fiscal years beginning after 15 December 2018, and interim periods within fiscal years beginning after 15 December 2019. Early adoption is permitted. Entities will have to apply the guidance retrospectively, but if it is impracticable to do so for an issue, the amendments related to that issue would be applied prospectively. The Company does not anticipate the adoption to have a significant impact on its financial statement.

On November 17, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. Entities will be required to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. ASU 2016-18 is effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company does not anticipate the adoption to have a significant impact on its financial statement.

In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in this Update shorten the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public business entities, ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently evaluating the impact of the adoption of this guidance on its financial statements, if any.

In May 2017, the FASB issued ASU 2017-09, Compensation—Stock Compensation (Topic 718): The amendments in this Update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. An entity should account for the effects of a modification unless all the following are met:

1.
The fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the modified award is the same as the fair value (or calculated value or intrinsic value, if such an alternative measurement method is used) of the original award immediately before the original award is modified. If the modification does not affect any of the inputs to the valuation technique that the entity uses to value the award, the entity is not required to estimate the value immediately before and after the modification.

2.	The vesting conditions of the modified award are the same as the vesting conditions of the original award immediately before the original award is modified.

3.	The classification of the modified award as an equity instrument or a liability instrument is the same as the classification of the original award immediately before the original award is modified.

The current disclosure requirements in Topic 718 apply regardless of whether an entity is required to apply modification accounting under the amendments in this Update. The amendments in this Update are effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. The Company does not anticipate the adoption to have a significant impact on its financial statement.